CREDIT FACILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Short-term bank loans	$ 146,341	$ 273,713
Xiamen Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Maturities	January 2025
Interest rate	6.58%
Collateral/ Guarantee	Guarantee by 14 property rights
Short-term bank loans	$ 146,341	$ 273,713